FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedge Accounting - Narrative (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 26, 2024 USD ($)	Mar. 21, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Advance payment of financing	$ 150,000	$ 50,000
Advance payment of bonds					$ 1,320,327
New issuances of bonds			$ 800,000
Instruments designated as hedging			529,205
Gains (losses) recognized in OCI related to exchange difference on conversion of debt securities				$ (742,930)		$ 1,948,833	$ (1,833,087)
Net foreign investment
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Coverage relationship discontinued								$ 200,000
Designated capital as a hedged instrument					884,544				$ 1,592,034
Advance payment of bonds					$ 1,036,695
Instruments designated as hedging			$ 529,205